Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 — COMMITMENTS AND CONTINGENCIES

Commitments

On December 5, 2023, Hunan Shuibao Zhiye Co. Ltd., a subsidiary of ours located in Changsha, China, entered into an agreement with the Hunan Xiangjiang New District Administrative Committee for the right to use 288,680 square feet of land located in Riverside New Town Area, Yuelu District for the purposes of constructing a research and development center (the “Land Use Agreement”). The Land Use Agreement requires that construction be completed by December 31, 2026. The Land Use Agreement expires on December 4, 2063.

Share Purchase Agreement

On March 3, 2025, Webull Securities Limited entered into a conditional share purchase agreement to purchase 18,300 shares (the “Share Purchase”) from the noncontrolling shareholder of Webull Indonesia for IDR27,174,772,385 or the equivalent of $1,689,065. On May 6, 2025, Webull Securities Limited advanced the Share Purchase proceeds to the noncontrolling shareholder. The Share Purchase is contingent on the approval from the Financial Services Authority of the Republic of Indonesia (“OJK”). If the OJK approves the Share Purchase and the transaction closes, Webull Securities Limited’s ownership in Webull Indonesia will increase to 95.1%.

Contingencies

General Matters

We are subject to contingencies arising in the ordinary course of our business, including contingencies related to legal, regulatory, non-income tax and other matters. We record an accrual for loss contingencies at management’s best estimate when we determine that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If the reasonable estimate is a range and no amount within that range is considered a better estimate than any other amount, an accrual is recorded based on the bottom amount of the range. If a loss is not probable, or a probable loss cannot be reasonably estimated, no accrual is recorded. Amounts accrued for contingencies in the aggregate were $606,905 as of June 30, 2025 and December 31, 2024.

Regulatory Matters

The securities industry is highly regulated and many aspects of our business involve substantial risk of liability. Federal and state regulators, exchanges, or other self-regulatory organizations investigate issues related to regulatory compliance that may result in enforcement action. We are also subject to periodic regulatory audits and inspections that could in the future lead to enforcement investigations or actions.

Indemnification Agreement

We have an indemnification obligation to our clearing broker for any debit balance in customer accounts that are on an introduced basis. Debit balances may result from, but not limited to, fraudulent, unlawful, or otherwise customer behavior and insufficient collateral with respect to customers’ margin/securities lending balances. We determined we had no contingent indemnification obligation as of June 30, 2025 and December 31, 2024.

NOTE 24 — COMMITMENTS AND CONTINGENCIES

Commitments

In September of 2021, we entered into a sponsorship agreement with the Brooklyn Nets LLC (commonly known as “Brooklyn Nets”), a professional basketball team in the National Basketball Association (“NBA”). The sponsorship agreement allowed us to be an official sponsor of the Brooklyn Nets and their Women’s National Basketball Association (“WNBA”) affiliate the New York Liberty through their final game of the 2023-2024 NBA season, which was in September 2024. The sponsorship included the placement of a Webull-branded patch on players’ uniforms and various media, marketing, and promotional activities. The total sponsorship fee commitment was $90,000,000. During 2024, 2023 and 2022, we made $11,000,000, $22,000,000 and $37,000,000, respectively, in sponsorship payments.

On December 5, 2023, Hunan Shuibao Zhiye Co. Ltd., a subsidiary of ours located in Changsha, China, entered into an agreement with the City of Changsha for the right to use 288,680 square feet of land located in Riverside New Town Area, Yuelu District for the purposes of constructing a research and development center (the “Land Use Agreement”). The Land Use Agreement had required that construction commence by October 4, 2024, but on October 9, 2024 the construction commencement date was extended to October 4, 2025. Construction is required to be completed by December 31, 2026. The Land Use Agreement expires on December 4, 2063.

Contingencies

General Matters

We are subject to contingencies arising in the ordinary course of our business, including contingencies related to legal, regulatory, non-income tax and other matters. We record an accrual for loss contingencies at management’s best estimate when we determine that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If the reasonable estimate is a range and no amount within that range is considered a better estimate than any other amount, an accrual is recorded based on the bottom amount of the range. If a loss is not probable, or a probable loss cannot be reasonably estimated, no accrual is recorded. Amounts accrued for contingencies in the aggregate were $2,206,905 and $970,000 as of December 31, 2024 and 2023, respectively.

Regulatory Matters

The securities industry is highly regulated and many aspects of our business involve substantial risk of liability. Recently, there has been an increase in litigation and regulatory investigations involving the brokerage and cryptocurrency industries. Federal and state regulators, exchanges, or other SROs investigate issues related to regulatory compliance that may result in enforcement action. We are also subject to periodic regulatory audits and inspections that could in the future lead to enforcement investigations or actions.

Indemnification Agreement

We have an indemnification obligation to our clearing broker for any debit balance in customer accounts that are on an introduced basis. Debit balances may result from, but not limited to, fraudulent, unlawful, or otherwise customer behavior and insufficient collateral with respect to customers’ margin/securities lending balances. As of December 31, 2023, we had estimated and recorded a contingent liability in the amount of $557,103. However, we determined that as of December 31, 2024 we had no contingent liability and, therefore, have reversed the prior year accrual.